Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0000010048
Registrant Name	Barnwell Industries, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES